STOCK COMPENSATION PLANS (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option activity
	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price	Fair Value on Grant Date	Intrinsic Value
Balances as of August 31, 2016	4,550,000	$1.32	$2,550,380	$1,919,000
Granted	23,800,000	1.97	33,314,610	6,021,500
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of August 31, 2017	28,350,000	$1.86	$35,864,990	$7,940,500
Granted	15,864,031	1.99	32,996,834	2,085,621
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of February 28, 2018	44,214,031	$1.91	$68,861,824	$10,026,121

	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price	Fair Value on Grant Date	Intrinsic Value
Balances as of August 31, 2015	-	$-	$-	$-
Granted	4,550,000	1.32	2,550,380	21,000
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of August 31, 2016	4,550,000	1.32	2,550,380	59,500
Granted	23,800,000	1.97	33,314,610	1,982,000
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of August 31, 2017	28,350,000	$1.86	$35,864,990	$2,041,500

Schedule of information relating to exercisable stock options
Options Exercisable

Number	Weighted Average
of Shares	Exercise Price
4,100,000	$1.29

Schedule of outstanding and exercisable stock options
Options Exercisable
Number	Weighted Average
of Shares	Exercise Price
22,464,031	$1.59

Options Outstanding			Options Exercisable
Number	Weighted Average Remaining Contractual	Weighted Average	Number	Weighted Average
of Shares	life (in years)	Exercise Price	of Shares	Exercise Price
50,000	No expiration	$0.5	50,000	$0.50
4,500,000	5.97	$1.33	1,500,000	$0.75
4,500,000	6.11	$1.33	-	$-
4,500,000	6.17	$1.33	-	$-
3,750,000	5.34	$1.83	1,250,000	$1.25
6,000,000	6.34	$2.67	-	$-
50,000	4.34	$1.25	50,000	$1.25
5,000,000	6.73	$2.38	-	$-
28,350,000			2,850,000

Schedule of weighted-average grant-date fair value for non-vested stock options
		Weighted-Average
		Grant Date
		Fair Value
	Shares	Per Share
Unvested, August 31, 2016	4,500,000	$0.56
Granted	23,800,000	1.40
Vested	(4,050,000)	1.27
Forfeited	-	-
Unvested, August 31, 2017	24,250,000	$1.27
Granted	15,864,031	2.08
Vested	(18,364,031)	1.59
Forfeited	-	-
Unvested, February 28, 2018	21,750,000	$1.59

		Weighted-Average
		Grant Date
		Fair Value
	Shares	Per Share
Unvested, August 31, 2015	-	$-
Granted	4,550,000	0.56
Vested	(50,000)	0.56
Forfeited	-	-
Unvested, August 31, 2016	4,500,000	$0.56
Granted	23,800,000	1.40
Vested	(4,050,000)	1.27
Forfeited	-	-
Unvested, August 31, 2017	24,250,000	$1.27

Schedule of weighted-average assumptions
Six Months Ended
February 28,
	2018	2017
Expected term	4.84 years – 5.88 years	1 - 5 years
Expected average volatility	175% - 176%	176% - 189%
Expected dividend yield	-	-
Risk-free interest rate	2.20% - 2.35%	1.42% - 2.01%

	Years Ended August 31,
	2017	2016	2015
Expected term	4.34 – 6.73 years	5.97 – 7.97 years	-
Expected average volatility	177%-183%	179%	-
Expected dividend yield	-	-	-
Risk-free interest rate	1.17% - 2.25%	1.17% - 1.58%	-

Schedule of options issued
	Six Months Ended	Year Ended
	February 28,	August 31,
	2018	2017
Exercise price	$1.50 - $2.50	$0.75 - $3.75
Time to vest	On issuance – 4 years	On issuance – 4 years
Expiration after vesting	5 years	3 years – 5 years